MORGAN STANLEY DEAN WITTER
MID-CAP DIVIDEND GROWTH SECURITIES                      Two World Trade Center,
LETTER TO THE SHAREHOLDERS August 31, 1998              New York, New York 10048

DEAR SHAREHOLDER:

During the period under review (May 27, 1998 through August 31, 1998) the stock market became increasingly volatile and corrected sharply from its highs earlier in the year. The downturn has been blamed on valuation levels, the Asian flu and financial problems in Russia, even though Russia's problems pose little danger to the U.S. economy.

PERFORMANCE & PORTFOLIO

The mid-cap stocks that the Fund invests in were particularly hard hit by the overall market uncertainty. In April 1998, the Standard & Poor's Mid-Cap 400 Index (S&P 400) peaked, but then began heading down as a result of domestic and international economic concerns. For the period under review (May 27, 1998 through August 31, 1998), the S&P 400 returned --20.57 percent while the Lipper MidCap Funds Index returned --21.06 percent. This environment of course proved to be a difficult start-up period for Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. During this time, Class A shares produced a total return of --25.10 percent, Class B produced --25.30 percent, Class C produced --25.30 percent and Class D produced --25.10 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. The broader market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) fared better but was still down by 11.88 percent during the same period.

It is important to remember that the period currently under review covers only three months, an extremely short period of time during a particularly volatile market. The Fund's underperformance relative to the S&P 500 is the result of a choppy market environment that favored larger, blue-chip companies. The Fund's underperformance relative to the S&P 400 and to the Fund's Lipper universe is the result of the Fund's focus on value stocks which, during the period, underperformed their growth counterparts. However, we believe that investors, after a period of focusing on growth-oriented issues, will return to a more fundamentally driven approach, which should favor value stocks.

Assets under management in the Fund at the end of May were approximately $400 million and cash flow into the Fund has been positive

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS August 31, 1998, continued

since that time. Initially, we purchased 51 stocks for the portfolio and currently own 55 issues. All of these currently fall within the capitalization ranges bounded by the S&P 400 and all are domestic issues.

LOOKING AHEAD

We believe that the financial markets will continue to be volatile over the near term. However, we are strongly convinced that our process, which seeks out quality, overlooked stocks in the mid-cap range, will be key to the Fund's potential for strong performance over the long term. We intend to continue to search for uncommon, under-recognized value. We also believe that the general outlook for the economy remains favorable.

We appreciate your support of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited)

NUMBER OF
  SHARES                                                 VALUE
-----------------------------------------------------------------
             COMMON STOCKS (99.0%)
             Auto Parts - Original Equipment (3.6%)
 157,300     Borg-Warner Automotive, Inc. ........   $  6,370,650
 133,000     Johnson Controls, Inc. ..............      5,694,062
                                                     ------------
                                                       12,064,712
                                                     ------------
             Clothing/Shoe/Accessory Chains (1.7%)
 160,000     Ross Stores, Inc. ...................      5,820,000
                                                     ------------
             Computer Software (1.6%)
 270,000     Oracle Corp.* .......................      5,383,125
                                                     ------------
             Construction/Ag Equip/Trucks (3.4%)
 684,000     AGCO Corp. ..........................      5,899,500
 201,000     Case Corp. ..........................      5,427,000
                                                     ------------
                                                       11,326,500
                                                     ------------
             Containers/Packaging (1.7%)
 175,000     Crown Cork & Seal Co., Inc. .........      5,731,250
                                                     ------------
             Diversified Electronic Products (1.8%)
 172,000     Varian Associates, Inc. .............      5,858,750
                                                     ------------
             Diversified Manufacturing (1.9%)
 308,200     Federal Signal Corp. ................      6,279,575
                                                     ------------
             E.D.P. Services (3.5%)
 228,800     GTECH Holdings Corp.* ...............      6,006,000
 445,000     Reynolds & Reynolds Co. (Class A) ...      5,618,125
                                                     ------------
                                                       11,624,125
                                                     ------------
             Electric Utilities: East (4.1%)
 191,400     DQE, Inc. ...........................      6,830,587
 285,200     PP&L Resources, Inc. ................      6,720,025
                                                     ------------
                                                       13,550,612
                                                     ------------
             Electric Utilities: South (4.1%)
 161,000     Dominion Resources, Inc. ............      6,711,687
 255,000     Teco Energy, Inc. ...................      6,773,437
                                                     ------------
                                                       13,485,124
                                                     ------------
             Electronic Components (1.6%)
 506,595     Vishay Intertechnology, Inc.* .......      5,319,247
                                                     ------------
             Engineering & Construction (1.9%)
 159,000     Fluor Corp. .........................      6,290,437
                                                     ------------
             Food Chains (2.0%)
 130,000     Albertson's, Inc. ...................      6,573,125
                                                     ------------
             Food Distributors (1.8%)
 298,000     Supervalu, Inc. .....................      6,053,125
                                                     ------------

NUMBER OF
  SHARES                                                 VALUE
-----------------------------------------------------------------
             Hospital/Nursing Management (1.7%)
 215,000     Health Care & Retirement Corp.*......   $  5,482,500
                                                     ------------
             Industrial Machinery/Components (1.8%)
 315,000     Cincinnati Milacron, Inc. ...........      6,103,125
                                                     ------------
             Major Chemicals (1.6%)
 209,000     Hercules, Inc. ......................      5,342,562
                                                     ------------
             Managed Health Care (3.6%)
 294,000     First Health Group Corp.* ...........      5,935,125
 457,000     Humana, Inc.* .......................      5,941,000
                                                     ------------
                                                       11,876,125
                                                     ------------
             Medical Electronics (1.9%)
 293,000     DENTSPLY International, Inc. ........      6,244,563
                                                     ------------
             Medical Specialties (1.8%)
 186,000     Bard (C.R.), Inc. ...................      6,091,500
                                                     ------------
             Mid-Sized Banks (1.7%)
 138,000     Union Planters Corp. ................      5,554,500
                                                     ------------
             Multi-Line Insurance (2.0%)
 115,500     Unitrin, Inc. .......................      6,511,313
                                                     ------------
             Natural Gas - Distribution (1.9%)
 141,000     Consolidated Natural Gas Co. ........      6,177,563
                                                     ------------
             Other Metals/Minerals (0.8%)
 220,300     AMCOL International Corp. ...........      2,588,525
                                                     ------------
             Other Specialty Stores (1.5%)
 365,000     General Nutrition Companies, Inc.* ..      4,859,063
                                                     ------------
             Printing Forms (1.8%)
 211,300     Deluxe Corp. ........................      6,127,700
                                                     ------------
             Property - Casualty Insurance (1.8%)
 430,000     TIG Holdings, Inc. ..................      5,939,375
                                                     ------------
             Real Estate Investment Trust (6.0%)
 425,000     HRPT Properties Trust ...............      6,640,625
 184,700     Kimco Realty Corp. ..................      6,556,850
 575,000     United Dominion Realty Trust, Inc. ..      6,684,375
                                                     ------------
                                                       19,881,850
                                                     ------------
             Recreational Products/Toys (3.5%)
 370,000     Brunswick Corp. .....................      5,526,875
 186,500     Mattel, Inc. ........................      6,037,938
                                                     ------------
                                                       11,564,813
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

NUMBER OF
  SHARES                                                     VALUE
---------------------------------------------------------------------
              Rental/Leasing Companies (1.8%)
 255,000      Ryder System, Inc. .....................   $  6,008,438
                                                         ------------
              Restaurants (1.8%)
 196,000      Outback Steakhouse, Inc.* ..............      5,880,000
                                                         ------------
              Savings & Loan Associations (1.7%)
 250,000      TCF Financial Corp. ....................      5,515,625
                                                         ------------
              Semiconductors (1.7%)
 212,000      Dallas Semiconductor Corp. .............      5,737,250
                                                         ------------
              Specialty Chemicals (7.1%)
 425,000      Grace (W. R.) & Co.* ...................      5,471,875
 175,000      Great Lakes Chemical Corp. .............      6,846,875
 257,000      Lubrizol Corp. (The) ...................      5,878,875
 154,000      Praxair, Inc. ..........................      5,524,750
                                                         ------------
                                                           23,722,375
                                                         ------------
              Specialty Insurers (1.8%)
 106,000      MBIA, Inc. .............................      5,949,250
                                                         ------------
              Specialty Steel (1.9%)
 171,900      Nucor Corp. ............................      6,177,656
                                                         ------------
              Steel/Iron Ore (1.8%)
 285,000      USX-U.S. Steel Group, Inc. .............      5,967,188
                                                         ------------
              Telecommunication Equipment (1.9%)
 420,000      Andrew Corp.* ..........................      6,221,250
                                                         ------------
              Textiles - Apparel (1.6%)
 257,800      Unifi, Inc. ............................      5,736,050
                                                         ------------
              Tobacco (5.9%)
 300,000      RJR Nabisco Holdings Corp. .............      6,506,250
 203,700      Universal Corp. ........................      6,416,550
 259,000      UST, Inc. ..............................      6,766,375
                                                         ------------
                                                           19,689,175
                                                         ------------
              Tools/Hardware (1.9%)
 175,000      Briggs & Stratton Corp. ................   $  6,442,188
                                                         ------------
              TOTAL COMMON STOCKS
              (Identified Cost $438,203,221)..........    328,751,229
                                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              SHORT-TERM INVESTMENT (1.3%)
              REPURCHASE AGREEMENT
$ 4,157       The Bank of New York 5.75%
              due 09/01/98 (dated 08/31/98,
              proceeds $4,157,747) (a)
              (Identified Cost $4,157,083) ...........      4,157,083
                                                         ------------

TOTAL INVESTMENTS
(Identified Cost $442,360,304) (b).....       100.3%      332,908,312
LIABILITIES IN EXCESS OF OTHER
ASSETS ................................       ( 0.3)         (916,965)
                                              -----       -----------
NET ASSETS ............................       100.0%     $331,991,347
                                              =====      ============

--------------------------------
 *   Non-income producing security.
(a) Collateralized by $4,203,308 Student Loan Mortgage Assoc. 5.53% due 07/16/99 valued at $4,240,225.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,988,864 and the aggregate gross unrealized depreciation is $111,440,856, resulting in net unrealized depreciation of $109,451,992.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $442,360,304)..............................    $332,908,312
Receivable for:
   Investments sold ..........................................       2,339,347
   Shares of beneficial interest sold ........................         838,636
   Dividends .................................................         730,315
Deferred organizational expenses .............................          68,224
Prepaid expenses .............................................         129,310
                                                                  ------------
   TOTAL ASSETS ..............................................     337,014,144
                                                                  ------------
LIABILITIES :
Payable for:
  Investments purchased ......................................       3,177,627
  Shares of beneficial interest repurchased ..................       1,182,056
  Plan of distribution fee ...................................         309,919
  Investment management fee ..................................         238,363
Accrued expenses .............................................         114,832
                                                                  ------------
   TOTAL LIABILITIES .........................................       5,022,797
                                                                  ------------
   NET ASSETS ................................................    $331,991,347
                                                                  ============
COMPOSITION OF NET ASSETS :
Paid-in-capital ..............................................    $443,003,005
Net unrealized depreciation ..................................    (109,451,992)
Undistributed net investment income ..........................         576,266
Undistributed net realized loss ..............................      (2,135,932)
                                                                  ------------
   NET ASSETS ................................................    $331,991,347
                                                                  ============
CLASS A SHARES :
Net Assets ...................................................      $9,074,644
Shares Outstanding (unlimited authorized, $.01 par value) ....       1,211,898
   NET ASSET VALUE PER SHARE .................................           $7.49
                                                                         =====
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .........           $7.90
                                                                         =====
CLASS B SHARES :
Net Assets ...................................................    $301,668,287
Shares Outstanding (unlimited authorized, $.01 par value) ....      40,366,305
   NET ASSET VALUE PER SHARE .................................           $7.47
                                                                         =====
CLASS C SHARES :
Net Assets ...................................................     $19,919,798
Shares Outstanding (unlimited authorized, $.01 par value) ....       2,665,494
   NET ASSET VALUE PER SHARE .................................           $7.47
                                                                         =====
CLASS D SHARES :
Net Assets ...................................................      $1,328,618
Shares Outstanding (unlimited authorized, $.01 par value) ....         177,359
   NET ASSET VALUE PER SHARE .................................           $7.49
                                                                         =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period May 27, 1998* through August 31, 1998 (unaudited)

NET INVESTMENT INCOME :
INCOME
Dividends .........................................  $    2,210,093
Interest ..........................................         490,868
                                                     --------------
   TOTAL INCOME ...................................       2,700,961
                                                     --------------
EXPENSES
Plan of distribution fee (Class A shares) .........           7,352
Plan of distribution fee (Class B shares) .........         952,049
Plan of distribution fee (Class C shares) .........          64,169
Investment management fee .........................         786,316
Transfer agent fees and expenses ..................         191,936
Registration fees .................................          83,902
Professional fees .................................          20,098
Custodian fees ....................................           5,847
Trustees' fees and expenses .......................           4,661
Shareholder reports and notices ...................           4,450
Organizational expenses ...........................           3,025
Other .............................................             890
                                                     --------------
   TOTAL EXPENSES .................................       2,124,695
                                                     --------------
   NET INVESTMENT INCOME ..........................         576,266
                                                     --------------
NET REALIZED AND UNREALIZED LOSS :
Net realized loss .................................      (2,135,932)
Net unrealized depreciation .......................    (109,451,992)
                                                     --------------
   NET LOSS .......................................    (111,587,924)
                                                     --------------
NET DECREASE ......................................  $ (111,011,658)
                                                     ==============

-----------------
*   Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE PERIOD
                                                                            MAY 27, 1998*
                                                                               THROUGH
                                                                           AUGUST 31, 1998
------------------------------------------------------------------------------------------
                                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ...................................................  $      576,266
Net realized loss .......................................................      (2,135,932)
Net unrealized depreciation .............................................    (109,451,992)
                                                                           --------------
   NET DECREASE .........................................................    (111,011,658)
Net increase from transactions in shares of beneficial interest .........     442,903,005
                                                                           --------------
   NET INCREASE .........................................................     331,891,347
NET ASSETS :
Beginning of period .....................................................         100,000
                                                                           --------------
   END OF PERIOD
  (Including undistributed net investment income of $576,266)............  $  331,991,347
                                                                           ==============

-----------------
*  Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of companies whose market capitalization falls within the capitalization range of the companies comprising the Standard and Poor's Mid-Cap 400 Index and that currently pay dividends and that have the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on December 23, 1997 and had no other operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 27, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a market-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $72,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $21,185,551 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $146,073 and $6,633, respectively and received $50,335 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended August 31, 1998 aggregated $493,513,262 and $53,174,109, respectively.

For the period ended August 31, 1998, the Fund incurred $77,220 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At August 31, 1998, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,360,042 and $839,593, respectively.

For the period ended August 31, 1998, the Fund incurred $10,450 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, and affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $39,000.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued


5. SHARES OF BENEFICIAL INTERESTS

Transactions in shares of beneficial interest were as follows:

                                            FOR THE PERIOD
                                             MAY 27, 1998*
                                                THROUGH
                                            AUGUST 31, 1998
                                      ---------------------------
                                              (unaudited)
                                        SHARES          AMOUNT
                                      ----------     ------------
CLASS A
Sold ............................      1,309,526     $ 12,998,532
Redeemed ........................       (100,128)        (859,950)
                                      ----------     ------------
Net increase -- Class A .........      1,209,398       12,138,582
                                      ----------     ------------
CLASS B
Sold ............................     42,200,493      418,571,040
Redeemed ........................     (1,836,688)     (16,126,426)
                                      ----------     ------------
Net increase -- Class B .........     40,363,805      402,444,614
                                      ----------     ------------
CLASS C
Sold ............................      2,848,233       28,290,051
Redeemed ........................       (185,239)      (1,663,357)
                                      ----------     ------------
Net increase -- Class C .........      2,662,994       26,626,694
                                      ----------     ------------
CLASS D
Sold ............................        174,859        1,693,115
                                      ----------     ------------
Net increase in Fund ............     44,411,056     $442,903,005
                                      ==========     ============

---------------
*  Commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                       FOR THE PERIOD MAY 27, 1998* THROUGH AUGUST 31, 1998**
                                                    ----------------------------------------------------------
                                                       CLASS A         CLASS B         CLASS C         CLASS D
                                                        SHARES          SHARES          SHARES          SHARES
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............      $10.00           $10.00          $10.00         $10.00
                                                       ------           ------          ------         ------
Net investment income ...........................        0.03             0.01            0.01           0.03
Net realized and unrealized loss ................       (2.54)           (2.54)          (2.54)         (2.54)
                                                       ------           -------         ------         ------
Total from investment operations ................       (2.51)           (2.53)          (2.53)         (2.51)
                                                       ------           -------         ------         ------
Net asset value, end of period ..................       $7.49            $7.47           $7.47          $7.49
                                                       ======           =======         ======         ======
TOTAL INVESTMENT RETURN+(1) .....................      (25.10)%         (25.30)%        (25.30)%       (25.10)%
RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ........................................        1.30%            2.05%           2.05%          1.05%
Net investment income ...........................        1.28%            0.53%           0.53%          1.53%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $9,075         $301,668         $19,920         $1,329
Portfolio turnover rate (1) .....................          15%              15%             15%            15%

-------------
 *   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Steven M. MacNamara
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This financial statements included hrein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
MID-CAP DIVIDEND
GROWTH SECURITIES


SEMIANNUAL REPORT
AUGUST 31, 1998